THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND October 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.5%

	Shares	Value

Austria — 1.8%
ANDRITZ	16,547	$936,908

Brazil — 1.7%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	81,894	514,294
Cia de Saneamento de Minas Gerais-COPASA	160,300	385,143

		899,437

Canada — 1.9%
Stantec	18,042	997,150

France — 10.7%
Suez	74,861	1,703,530
Veolia Environnement	121,072	3,951,057

		5,654,587

Germany — 1.7%
Norma Group	20,803	894,598

Hong Kong — 4.8%
Beijing Enterprises Water Group	1,457,355	556,307
China Everbright Environment	688,330	473,307
China Water Affairs Group	751,730	774,870
Guangdong Investment	417,125	525,394
SIIC Environment Holdings	1,084,095	185,315

		2,515,193

India — 0.6%
VA Tech Wabag	68,226	290,739

Japan — 2.9%
Ebara	5,380	292,661
Kurita Water Industries	24,710	1,214,091

		1,506,752

Mexico — 2.0%
Orbia Advance	406,020	1,061,000

Netherlands — 3.1%
Aalberts	21,088	1,166,477

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND October 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Netherlands — continued
Arcadis	9,452	$461,100

		1,627,577

South Korea — 2.6%
Woongjin Coway	20,536	1,395,369

Sweden — 1.0%
Alfa Laval	12,109	518,454

United Kingdom — 16.5%
Costain Group	441,310	323,116
Ferguson	9,036	1,359,666
HomeServe	118,270	1,383,890
Pennon Group	73,178	1,167,723
Severn Trent	21,510	805,999
United Utilities Group	192,001	2,728,795
Weir Group	40,056	951,104

		8,720,293

United States — 45.2%

Health Care — 5.6%
Agilent Technologies	6,561	1,033,292
Danaher	6,201	1,933,286

		2,966,578

Industrials — 32.0%
Advanced Drainage Systems	4,801	541,553
AECOM *	26,590	1,817,958
Core & Main, Cl A *	39,225	1,073,196
Evoqua Water Technologies *	18,567	776,658
Fortune Brands Home & Security	15,564	1,578,190
Granite Construction	17,628	654,351
IDEX	4,806	1,069,671
Lindsay	1,794	261,332
Masco	19,222	1,260,002
Mueller Water Products, Cl A	50,894	835,171
Pentair	17,620	1,303,351
Roper Technologies	3,685	1,797,801
SPX *	11,832	687,321
Toro	6,181	590,100
Valmont Industries	4,383	1,047,362

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND October 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Industrials — continued
Vidler Water Resouces *	66,433	$821,112
Xylem	5,878	767,608

		16,882,737

Materials — 2.6%
Ecolab	6,093	1,353,986

Utilities — 5.0%
Consolidated Water	16,766	186,270
Essential Utilities	41,613	1,958,724
SJW Group	7,717	508,705

		2,653,699

		23,857,000

TOTAL COMMON STOCK (Cost $34,542,633)		50,875,057

TOTAL INVESTMENTS — 96.5% (Cost $34,542,633)		$50,875,057

Percentages are based on Net Assets of $52,698,813.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of October 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent anuual or semi-annual financial statements.

KBI-QH-001-0700